[USAA EAGLE LOGO (R)]
9800 Fredericksburg Road
San Antonio, Texas 78288



                                           October 1, 2008
VIA EDGAR


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

RE:    USAA Mutual Funds Trust
       1933 Act File No. 33-65572
       1940 Act File No. 811-7852

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, the registrant identified above certifies that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 40 to the registrant's Registration Statement filed on September 26, 2008, and the text of the Post-Effective Amendment No. 40 to the registrant's Registration Statement has been filed electronically.


                                           Sincerely,


                                           /S/ CHRISTOPHER P. LAIA
                                           -------------------------
                                           Christopher P. Laia
                                           Vice President
                                           Securities Counsel

Enclosures

cc:  K&L Gates LLP



 USAA Investment Management Company